Debt - Narratives (Details)		1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 05, 2025 USD ($) installment	Jun. 30, 2023 USD ($)	Feb. 28, 2025	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) $ / shares	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2022 USD ($)
Notes Payable
Promissory note - related party				$ 4,160,277	$ 29,637,300		$ 11,455,940
Convertible notes and warrants						30.90%
Note warrant						$ 1,300,000
Accrued interest, Per share | $ / shares					$ 32.76
Print and advertising expense raises with individual investor
Notes Payable
Maximum Revenue participation rights payable (in percent)		120.00%
Rate of return on initial investment (in percent)		20.00%
Promissory note - related party		$ 5,000,000
several note agreements
Notes Payable
Digital assets receivable, Digital asset carrying value					$ 28,800,000
several note agreements | Minimum
Notes Payable
Crypto Asset, Initial Margin Collateral, Percentage			150.00%
Crypto Asset, Additional Collateral Requirement, Threshold Percentage			140.00%
several note agreements | Maximum
Notes Payable
Crypto Asset, Initial Margin Collateral, Percentage			167.00%
Crypto Asset, Additional Collateral Requirement, Threshold Percentage			143.00%
P&A expense raises with institutional investors
Notes Payable
Maximum Revenue participation rights payable (in percent)				110.00%
Rate of return on initial investment (in percent)				10.00%
Repayment of interest				$ 1,700,000
Print and advertising loan agreement
Notes Payable
Maximum borrowing capacity								$ 5,000,000
Loan and Security Agreement | Angel Studios Licensing, LLC
Notes Payable
Loan paid for working capital	$ 5,400,000
Effective interest rate	18.50%
Number of quarterly installments | installment	9
Setup fee and legal fee payable	$ 100,000
Loan is repayable in quarterly installments	700,000
Promissory note - related party	$ 2,300,000